Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of assets and liabilities, measured or disclosed at fair value
The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Unobservable inputs for the asset or liability

Consolidated - 2022	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Liabilities
Contingent Consideration	—	—	1,168	1,168

Total liabilities	—	—	1,168	1,168

Consolidated - 2021

Liabilities
Contingent Consideration	—	—	1,015	1,015

Total liabilities	—	—	1,015	1,015

Summary of movements in level 3 assets and liabilities
Movements in level 3 assets and liabilities during the current and previous financial year are set out below:

	Level 3 A$’000	Total A$’000

Consolidated
Balance at 1 July 2020	1,845	1,845
Losses recognised in profit or loss	2,570	2,570
Payout of mileston e	(3,400)	(3,400)

Balance at 30 June 2021	1,015	1,015
Losses recognised in profit or loss	153	153

Balance at 30 June 2022	1,168	1,168